A T B C | Fidelity Advisor Large Cap Fund
Supplement to the
Fidelity Advisor® Large Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section beginning on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.30%	0.30%	0.35%	0.29%
Total annual operating expenses	1.26%	1.51%	2.06%	2.00%
Fee waiver and/or expense reimbursementA	0.01%	0.01%	0.06%	0.00%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.25%	1.50%	2.00%	2.00%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

Class A	Class T	Class B	Class C
1.25%	1.50%	2.00%	2.00%

These arrangements will remain in effect through January 31, 2015. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 695	$ 695	$ 497	$ 497	$ 703	$ 203	$ 303	$ 203
3 years	$ 951	$ 951	$ 809	$ 809	$ 939	$ 639	$ 627	$ 627
5 years	$ 1,226	$ 1,226	$ 1,144	$ 1,144	$ 1,302	$ 1,102	$ 1,078	$ 1,078
10 years	$ 2,009	$ 2,009	$ 2,087	$ 2,087	$ 2,082	$ 2,082	$ 2,327	$ 2,327